Staff Cost - Summary of Warrant Compensation Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 19,652	€ 9,709	€ 7,321
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	19,652	9,709	7,321
Research and development cost [member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	10,225	4,775	3,722
General and administrative expense [member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 9,427	€ 4,934	€ 3,599